Computation of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Numerator:
Net income attributable to common shareholders									$ 1,151,823	$ 1,049,130	$ 554,065
Denominator:
Basic - weighted-average common shares									151,222,033	161,125,869	160,909,655
Increase in weighted-average common shares from dilutive effect of stock-based awards									3,442,477	3,672,352	1,992,062
Diluted - weighted-average common shares, assuming exercise of stock-based awards									154,664,510	164,798,221	162,901,717
Basic earnings per share									$ 7.62	$ 6.51	$ 3.44
Diluted earnings per share	$ 1.96	$ 2.01	$ 1.56	$ 1.91	$ 1.79	$ 1.68	$ 1.39	$ 1.51	$ 7.45	$ 6.37	$ 3.40